Inventories (Tables)	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Inventory Disclosure [Abstract]
Schedule of inventories [Table Text Block]
	May 31, 2022	February 28, 2022
Raw materials	$5,106,207	$4,640,896
Work in progress	403,966	259,235
Finished goods	87,815	69,308
Trading goods	623,712	-
Total	$6,221,700	$4,969,439

February 28, 2022
Raw materials	$4,640,896
Work in progress	259,235
Finished goods	69,308
Total	$4,969,439